Investments in and Advances to Affiliated Companies (Tables)	12 Months Ended
Mar. 31, 2013
Investments in and Advances to Affiliated Companies

At March 31, 2013 and 2012, investments in and advances to affiliated companies comprised the following:

	Millions of yen
	2013	2012
Investments in capital stock	¥18,862	¥19,737
Advances	542	828

Total	¥19,404	¥20,565

Summarized Financial Information for Affiliated Companies

Summarized financial information for affiliated companies at March 31, 2013 and 2012, and for the years ended March 31, 2013, 2012 and 2011, is as follows:

	Millions of yen
	2013	2012
Current assets	¥118,422	¥108,919
Net property, plant and equipment – less accumulated depreciation and amortization	39,318	38,415
Investments and other assets	34,533	33,291

Total assets	¥192,273	¥180,625

Current liabilities	¥92,642	¥85,235
Noncurrent liabilities	47,517	43,238
Equity	52,114	52,152

Total liabilities and equity	¥192,273	¥180,625

	Millions of yen
	2013	2012	2011
Net sales	¥185,381	¥196,328	¥208,959

Net income	¥4,090	¥3,351	¥5,602